CONVERTIBLE PROMISSORY DEBENTURES (Details Narrative) - USD ($)	Jun. 22, 2022	Jun. 01, 2022	May 10, 2022	Apr. 28, 2022	Mar. 23, 2022	Oct. 28, 2021	Oct. 22, 2021	Oct. 22, 2021	Oct. 22, 2021	Oct. 20, 2021	May 10, 2021	May 04, 2021	Feb. 10, 2021	Feb. 10, 2021	Oct. 20, 2020	Sep. 29, 2020	Sep. 28, 2020	Sep. 21, 2020	Sep. 18, 2020	Sep. 17, 2020	Aug. 18, 2020	Jun. 23, 2020	Jun. 23, 2020	Jun. 22, 2020	Jan. 28, 2020	Jan. 28, 2020	Jun. 30, 2022	Apr. 23, 2022	Dec. 31, 2021	Nov. 05, 2021	Oct. 25, 2021	Oct. 21, 2021	Feb. 19, 2021	Dec. 31, 2020	Dec. 02, 2020	Nov. 05, 2020	Oct. 28, 2020	Oct. 27, 2020	Oct. 26, 2020
Short-Term Debt [Line Items]
Aggregate number of warrants to purchase shares											1,172,000
Original issue discount amount																											$ 268,438							$ 78,165
Debt principal amount converted											$ 110,000
Shares issued upon conversion of debt											157,143
Osher Capital Partners LLC [Member]
Short-Term Debt [Line Items]
Debt instrument carrying amount						$ 199,650
Debt principal amount converted						$ 16,714
Shares issued upon conversion of debt						42,857
Convertible Promissory Note One [Member]
Short-Term Debt [Line Items]
Debt instrument maturity date																									Oct. 20, 2022	Oct. 20, 2022
Debt instrument interest rate stated percentage																									0.00%	0.00%
Convertible Promissory Note One [Member] | Osher Capital Partners LLC [Member]
Short-Term Debt [Line Items]
Debt instrument, face amount						$ 16,714
Debt principal amount converted						$ 199,650
Shares issued upon conversion of debt						42,857
Convertible Promissory Note One [Member] | Securities Purchase Agreement [Member]
Short-Term Debt [Line Items]
Debt instrument carrying amount																																			$ 93,500
Convertible Promissory Note One [Member] | Securities Purchase Agreement [Member] | Previous Noteholder Seven [Member]
Short-Term Debt [Line Items]
Debt instrument, face amount													$ 110,000	$ 110,000
Convertible Promissory Note One [Member] | Securities Purchase Agreement [Member] | Osher Capital Partners LLC [Member]
Short-Term Debt [Line Items]
Debt conversion, description														(i) $110,000 aggregate principal amount of Note due February 11, 2022 based on $1.00 for each $0.90909 paid by the previous noteholder						(i) $181,500 aggregate principal amount of Original Issue Discount Senior Convertible Debenture (the “Note”) due September 30, 2021, based on $1.00 for each $0.90909 paid by Osher					(i) $385,000 aggregate principal amount of Original Issue Discount Senior Convertible Debenture due January 26, 2021, based on $1.00 for each $0.90909 paid by Osher
Debt instrument, face amount													$ 110,000	$ 110,000		$ 33,000	$ 27,500	$ 165,000	$ 93,500	$ 181,500	$ 25,000	$ 50,000	$ 50,000		$ 385,000	$ 385,000
Debt instrument maturity date														Feb. 11, 2022						Sep. 30, 2021			Jun. 23, 2021		Jan. 26, 2021
Term of warrants							5 years	5 years	5 years											5 years		5 years	5 years		5 years	5 years
Aggregate number of warrants to purchase shares							450,000	450,000	450,000				157,143	157,143	80,209					8,250		10,000	10,000		80,209	80,209
Exercise price of warrants per share							$ 1.00	$ 1.00	$ 1.00				$ 1.20	$ 1.20						$ 30.00		$ 30.00	$ 30.00		$ 7.00	$ 7.00
Proceeds from issuance of convertible debt														$ 100,000						$ 165,000			$ 50,005		$ 350,005
Original issue discount amount													$ 10,000	$ 10,000						$ 16,500		$ 0	$ 0		$ 34,995	$ 34,995
Debt instrument conversion price per share													$ 0.70	$ 0.70						$ 0.39		$ 0.39	$ 0.39		$ 0.094	$ 0.094
Debt instrument, maturity date, description							maturity date from October 20, 2021 to October 20, 2022.		maturity date from October 20, 2021 to October 20, 2022	maturity date from June 23, 2021 to October 20, 2021
Debt instrument carrying amount						$ 199,650	$ 717,530	$ 717,530	$ 717,530	$ 652,300																						$ 652,300			55,000		$ 27,500
Accrued interest							$ 65,230
Debt principal amount converted						$ 16,714
Shares issued upon conversion of debt						42,857
Convertible Promissory Note One [Member] | Amended Convertible Debt Agreement [Member] | Osher Capital Partners LLC [Member]
Short-Term Debt [Line Items]
Aggregate number of warrants to purchase shares															4,113,083					465,366
Exercise price of warrants per share															$ 0.14					$ 0.59
Debt instrument interest rate stated percentage															8.00%
Debt instrument, maturity date, description															maturity date from June 23, 2021 to October 20, 2021.					maturity date from September 30, 2021 to October 20, 2021
Convertible Promissory Note One [Member] | Amended Convertible Debt Agreement Two [Member] | Osher Capital Partners LLC [Member]
Short-Term Debt [Line Items]
Debt instrument, face amount															$ 55,000							$ 50,000	$ 50,000
Aggregate number of warrants to purchase shares															141,020
Exercise price of warrants per share															$ 0.59
Original issue discount amount															$ 4,995
Convertible Promissory Note Two [Member]
Short-Term Debt [Line Items]
Debt instrument maturity date																						Oct. 20, 2022
Debt instrument interest rate stated percentage																						0.00%	0.00%
Convertible Promissory Note Two [Member] | Securities Purchase Agreement [Member] | Previous Noteholder One [Member]
Short-Term Debt [Line Items]
Debt conversion, description																							(i) $50,000 aggregate principal amount of Original Issue Discount Senior Convertible Debenture (the “Note”) due June 23, 2021, based on $1.00 for each $0.90909 paid by Osher
Convertible Promissory Note Two [Member] | Securities Purchase Agreement [Member] | Osher Capital Partners LLC [Member]
Short-Term Debt [Line Items]
Debt conversion, description																							(i) $50,000 aggregate principal amount of Original Issue Discount Senior Convertible Debenture (the “Note”) due June 23, 2021, based on $1.00 for each $0.90909 paid by Osher
Debt instrument, face amount																						$ 50,000	$ 50,000
Debt instrument maturity date																							Jun. 23, 2021
Term of warrants							5 years	5 years	5 years													5 years	5 years
Aggregate number of warrants to purchase shares							450,000	450,000	450,000													10,000	10,000
Exercise price of warrants per share							$ 1.00	$ 1.00	$ 1.00													$ 30.00	$ 30.00
Proceeds from issuance of convertible debt															$ 50,005								$ 50,005
Original issue discount amount																						$ 0	$ 0
Debt instrument conversion price per share																						$ 0.39	$ 0.39
Debt instrument, maturity date, description							maturity date from October 20, 2021 to October 20, 2022.								maturity date from June 23, 2021 to October 20, 2021.
Debt instrument carrying amount							$ 717,530	$ 717,530	$ 717,530	$ 652,300
Accrued interest							$ 65,230
Debt conversion, description																							(i) $50,000 aggregate principal amount of Original Issue Discount Senior Convertible Debenture (the “Note”) due June 23, 2021, based on $1.00 for each $0.90909 paid by the previous noteholder
Convertible Promissory Note Two [Member] | Securities Purchase Agreement [Member] | Previous Noteholder One [Member]
Short-Term Debt [Line Items]
Debt instrument, face amount																																			141,020
Convertible Promissory Note Two [Member] | Amended Convertible Debt Agreement [Member] | Previous Noteholder One [Member]
Short-Term Debt [Line Items]
Aggregate number of warrants to purchase shares															141,020
Exercise price of warrants per share															$ 0.59
Proceeds from issuance of convertible debt															$ 50,000
Original issue discount amount															$ 5,000
Debt instrument, maturity date, description															maturity date from June 23, 2021 to October 20, 2021
Convertible Promissory Note Two [Member] | Amended Convertible Debt Agreement Two [Member] | Osher Capital Partners LLC [Member]
Short-Term Debt [Line Items]
Debt instrument, face amount															$ 55,000
Aggregate number of warrants to purchase shares															141,020
Exercise price of warrants per share															$ 0.59
Original issue discount amount															$ 4,995
Convertible Promissory Note [Member]
Short-Term Debt [Line Items]
Debt instrument maturity date								Oct. 20, 2022
Term of warrants							5 years	5 years	5 years
Aggregate number of warrants to purchase shares							450,000	450,000	450,000
Exercise price of warrants per share							$ 1.00	$ 1.00	$ 1.00
Debt instrument, maturity date, description								October 20, 2021 to October 20, 2022.
Convertible Promissory Note [Member] | Previous Noteholder Two [Member] | Common Stock [Member]
Short-Term Debt [Line Items]
Debt instrument, face amount																																	$ 57,147				$ 70,510
Convertible Promissory Note [Member] | Previous Noteholder Three [Member] | Common Stock [Member]
Short-Term Debt [Line Items]
Debt instrument, face amount																																			$ 239,734
Convertible Promissory Note [Member] | Previous Noteholder Five [Member] | Common Stock [Member]
Short-Term Debt [Line Items]
Aggregate number of warrants to purchase shares																																						56,408
Convertible Promissory Note [Member] | Previous Noteholder Seven [Member] | Common Stock [Member]
Short-Term Debt [Line Items]
Aggregate number of warrants to purchase shares											157,143																				157,143
Debt instrument carrying amount																															$ 110,000
Convertible Promissory Note [Member] | Securities Purchase Agreement [Member]
Short-Term Debt [Line Items]
Debt conversion, description										The offering allowed for qualified investors to purchase one share of the Company’s common stock at $1.25. For each share purchased, the investor received a five-year warrant to purchase one share of common stock at $1.25 per share. No commissions were paid in the offering. This issuance was pursuant to Section 4(a)(2) of the Securities Act of 1933, as amended, in a transaction exempt from registration.
Aggregate number of warrants to purchase shares										320,000
Convertible Promissory Note [Member] | Securities Purchase Agreement [Member] | Previous Noteholder Two [Member]
Short-Term Debt [Line Items]
Debt conversion, description																					(i) $25,000 aggregate principal amount of Original Issue Discount Senior Convertible Debenture (the “Note”) due August 18, 2021, based on $1.00 for each $0.90909 paid by the previous noteholder
Debt instrument, face amount																					$ 25,000
Debt instrument maturity date																					Aug. 18, 2021
Term of warrants																					5 years
Aggregate number of warrants to purchase shares																					5,000
Exercise price of warrants per share																					$ 30.00
Proceeds from issuance of convertible debt																					$ 25,000
Original issue discount amount																					$ 0
Debt instrument conversion price per share																					$ 0.39
Convertible Promissory Note [Member] | Securities Purchase Agreement [Member] | Previous Noteholder Three [Member]
Short-Term Debt [Line Items]
Debt conversion, description																			(i) $93,500 aggregate principal amount of Original Issue Discount Senior Convertible Debenture (the “Note”) due September 30, 2021, based on $1.00 for each $0.90909 paid by the previous noteholder
Debt instrument maturity date																			Sep. 30, 2021
Term of warrants																			5 years
Aggregate number of warrants to purchase shares																			4,250
Exercise price of warrants per share																			$ 30.00
Proceeds from issuance of convertible debt																			$ 85,000
Original issue discount amount																			$ 8,500
Debt instrument conversion price per share																			$ 0.39
Convertible Promissory Note [Member] | Securities Purchase Agreement [Member] | Previous Noteholder Five [Member]
Short-Term Debt [Line Items]
Debt conversion, description																	i) $27,500 aggregate principal amount of Original Issue Discount Senior Convertible Debenture (the “Note”) due August 28, 2021, based on $1.00 for each $0.90909 paid by the previous noteholder	(i) $165,000 aggregate principal amount of Original Issue Discount Senior Convertible Debenture (the “Note”) due September 30, 2021, based on $1.00 for each $0.90909 paid by the previous noteholder
Debt instrument, face amount																	$ 27,500
Debt instrument maturity date																	Aug. 28, 2021	Sep. 30, 2021
Term of warrants																		5 years
Aggregate number of warrants to purchase shares																	1,000	7,500
Exercise price of warrants per share																	$ 30.00	$ 30.00
Proceeds from issuance of convertible debt																	$ 20,000	$ 150,000
Original issue discount amount																	$ 7,500	$ 15,000
Debt instrument conversion price per share																	$ 0.39	$ 0.39
Convertible Promissory Note [Member] | Securities Purchase Agreement [Member] | Previous Noteholder Six [Member]
Short-Term Debt [Line Items]
Debt conversion, description																(i) $33,000 aggregate principal amount of Original Issue Discount Senior Convertible Debenture (the “Note”) due August 18, 2021, based on $1.00 for each $0.90909 paid by the previous noteholder
Debt instrument maturity date																Aug. 18, 2021
Term of warrants																5 years
Aggregate number of warrants to purchase shares																1,500
Exercise price of warrants per share																$ 30.00
Proceeds from issuance of convertible debt																$ 30,000
Original issue discount amount																$ 3,000
Debt instrument conversion price per share																$ 0.39
Convertible Promissory Note [Member] | Securities Purchase Agreement [Member] | Previous Noteholder Seven [Member]
Short-Term Debt [Line Items]
Debt conversion, description													(i) $110,000 aggregate principal amount of Note due February 11, 2022 based on $1.00 for each $0.90909 paid by the previous noteholder
Debt instrument, face amount													$ 110,000	$ 110,000
Debt instrument maturity date													Feb. 11, 2022
Term of warrants													5 years	5 years
Aggregate number of warrants to purchase shares													157,143	157,143
Exercise price of warrants per share													$ 1.20	$ 1.20
Proceeds from issuance of convertible debt													$ 100,000
Original issue discount amount													$ 10,000	$ 10,000
Debt instrument conversion price per share													$ 0.70	$ 0.70
Convertible Promissory Note [Member] | Securities Purchase Agreement [Member] | Previous Noteholder Eight [Member]
Short-Term Debt [Line Items]
Debt instrument, face amount												$ 55,000
Term of warrants												5 years
Aggregate number of warrants to purchase shares												71,429
Exercise price of warrants per share												$ 1.20
Proceeds from issuance of convertible debt												$ 50,000
Original issue discount amount												$ 5,000
Convertible Promissory Note [Member] | Amended Convertible Debt Agreement [Member] | Previous Noteholder Two [Member]
Short-Term Debt [Line Items]
Debt instrument, face amount															$ 27,500
Aggregate number of warrants to purchase shares															70,510
Exercise price of warrants per share															$ 0.59
Proceeds from issuance of convertible debt															$ 25,000
Original issue discount amount															$ 2,500
Debt instrument, maturity date, description															maturity date from August 18, 2021 to October 20, 2021
Convertible Promissory Note [Member] | Amended Convertible Debt Agreement [Member] | Previous Noteholder Five [Member]
Short-Term Debt [Line Items]
Debt instrument, face amount															$ 22,000
Aggregate number of warrants to purchase shares										423,060					56,408															423,060
Exercise price of warrants per share										$ 0.59					$ 0.59
Original issue discount amount															$ 2,000
Debt instrument, maturity date, description										maturity date from August 18, 2021 to October 20, 2021					maturity date from September 30, 2021 to October 20, 2021
Debt instrument carrying amount																																				$ 165,000		$ 22,000	$ 33,000
Convertible Promissory Note [Member] | Amended Convertible Debt Agreement [Member] | Previous Noteholder Six [Member]
Short-Term Debt [Line Items]
Aggregate number of warrants to purchase shares															84,612
Exercise price of warrants per share															$ 0.59
Debt instrument, maturity date, description															maturity date from August 18, 2021 to October 20, 2021
Convertible Promissory Note [Member] | Amended Convertible Debt Agreement Two [Member] | Previous Noteholder Three [Member]
Short-Term Debt [Line Items]
Aggregate number of warrants to purchase shares															239,734
Exercise price of warrants per share															$ 0.59
Debt instrument, maturity date, description															maturity date from September 30, 2021 to October 20, 2021
Convertible Promissory Note Eight [Member]
Short-Term Debt [Line Items]
Debt instrument maturity date																								Jun. 22, 2023
Debt instrument interest rate stated percentage																								0.00%
Convertible Promissory Note Eight [Member] | Osher Capital Partners LLC [Member]
Short-Term Debt [Line Items]
Debt conversion, description	82,500 aggregate principal amount of Note due June 22, 2023 based on $1.00 for each $0.90909 paid by the previous noteholder
Debt instrument, face amount	$ 82,500
Debt instrument maturity date																								Jun. 22, 2023
Term of warrants	5 years
Aggregate number of warrants to purchase shares	165,000
Exercise price of warrants per share	$ 0.50
Proceeds from issuance of convertible debt	$ 75,000
Original issue discount amount	$ 7,500
Debt instrument conversion price per share	$ 0.50
Convertible Promissory Note Seven [Member]
Short-Term Debt [Line Items]
Debt instrument maturity date		Jun. 01, 2023
Debt instrument interest rate stated percentage		0.00%
Convertible Promissory Note Seven [Member] | Osher Capital Partners LLC [Member]
Short-Term Debt [Line Items]
Debt conversion, description		55,000 aggregate principal amount of Note due June 1, 2023 based on $1.00 for each $0.90909 paid by the previous noteholder
Debt instrument, face amount		$ 55,000
Debt instrument maturity date		Jun. 01, 2023
Term of warrants		5 years
Aggregate number of warrants to purchase shares		110,000
Exercise price of warrants per share		$ 0.50
Proceeds from issuance of convertible debt		$ 50,000
Original issue discount amount		$ 5,000
Debt instrument conversion price per share		$ 0.50
Convertible Promissory Note Six [Member]
Short-Term Debt [Line Items]
Debt instrument maturity date			May 10, 2023
Debt instrument interest rate stated percentage			0.00%
Convertible Promissory Note Six [Member] | Brio Capital Master Fund Ltd [Member]
Short-Term Debt [Line Items]
Debt conversion, description			110,000 aggregate principal amount of Note due May 10, 2023 based on $1.00 for each $0.90909 paid by the previous noteholder
Debt instrument, face amount			$ 110,000
Debt instrument maturity date			May 10, 2023
Term of warrants			5 years
Aggregate number of warrants to purchase shares			220,000
Exercise price of warrants per share			$ 0.50
Proceeds from issuance of convertible debt			$ 100,000
Original issue discount amount			$ 10,000
Debt instrument conversion price per share			$ 0.50
Convertible Promissory Note Five [Member]
Short-Term Debt [Line Items]
Debt instrument maturity date				Apr. 28, 2023
Debt instrument interest rate stated percentage				0.00%
Convertible Promissory Note Five [Member] | Osher Capital Partners LLC [Member]
Short-Term Debt [Line Items]
Debt conversion, description				110,000 aggregate principal amount of Note due April 28, 2023 based on $1.00 for each $0.90909 paid by the previous noteholder
Debt instrument, face amount				$ 110,000
Debt instrument maturity date				Apr. 28, 2023
Term of warrants				5 years
Aggregate number of warrants to purchase shares				220,000
Exercise price of warrants per share				$ 0.50
Proceeds from issuance of convertible debt				$ 100,000
Original issue discount amount				$ 10,000
Debt instrument conversion price per share				$ 0.50
Convertible Promissory Note Four [Member]
Short-Term Debt [Line Items]
Debt instrument maturity date					Mar. 23, 2023															Oct. 20, 2022
Debt instrument interest rate stated percentage					0.00%
Convertible Promissory Note Four [Member] | Osher Capital Partners LLC [Member]
Short-Term Debt [Line Items]
Debt conversion, description					110,000 aggregate principal amount of Note due March 23, 2023 based on $1.00 for each $0.90909 paid by the previous noteholder
Debt instrument, face amount					$ 110,000
Debt instrument maturity date					Mar. 23, 2023
Term of warrants					5 years
Aggregate number of warrants to purchase shares					220,000
Exercise price of warrants per share					$ 0.50
Proceeds from issuance of convertible debt					$ 100,000
Original issue discount amount																												$ 10,000
Debt instrument conversion price per share					$ 0.50
Convertible Promissory Note Four [Member] | Brio Capital Master Fund Ltd [Member]
Short-Term Debt [Line Items]
Debt conversion, description					110,000 aggregate principal amount of Note due March 23, 2023 based on $1.00 for each $0.90909 paid by the previous noteholder
Debt instrument, face amount					$ 110,000
Debt instrument maturity date					Mar. 23, 2023
Term of warrants					5 years
Aggregate number of warrants to purchase shares					220,000
Exercise price of warrants per share					$ 0.50
Proceeds from issuance of convertible debt					$ 100,000
Original issue discount amount					$ 10,000
Debt instrument conversion price per share					$ 0.50
Convertible Promissory Note Three [Member]
Short-Term Debt [Line Items]
Debt instrument maturity date																				Oct. 20, 2022		Oct. 20, 2022
Debt instrument interest rate stated percentage																				0.00%
Convertible Promissory Note Three [Member] | Osher Capital Partners LLC [Member]
Short-Term Debt [Line Items]
Debt instrument, face amount						$ 16,714
Debt principal amount converted						$ 199,650
Shares issued upon conversion of debt						42,857
Convertible Promissory Note Three [Member] | Securities Purchase Agreement [Member] | Osher Capital Partners LLC [Member]
Short-Term Debt [Line Items]
Debt conversion, description																				(i) $181,500 aggregate principal amount of Original Issue Discount Senior Convertible Debenture (the “Note”) due September 30, 2021, based on $1.00 for each $0.90909 paid by Osher
Debt instrument, face amount																				$ 181,500
Term of warrants							5 years	5 years	5 years											5 years
Aggregate number of warrants to purchase shares							450,000	450,000	450,000											8,250
Exercise price of warrants per share							$ 1.00	$ 1.00	$ 1.00											$ 30.00
Proceeds from issuance of convertible debt																				$ 165,000
Original issue discount amount																				$ 16,500
Debt instrument conversion price per share																				$ 0.39
Debt instrument, maturity date, description							maturity date from October 20, 2021 to October 20, 2022.
Debt instrument carrying amount						$ 199,650	$ 717,530	$ 717,530	$ 717,530	$ 652,300
Accrued interest							$ 65,230
Debt principal amount converted						$ 16,714
Shares issued upon conversion of debt						42,857
Convertible Promissory Note Three [Member] | Amended Convertible Debt Agreement [Member] | Osher Capital Partners LLC [Member]
Short-Term Debt [Line Items]
Aggregate number of warrants to purchase shares																				465,366
Exercise price of warrants per share																				$ 0.59
Debt instrument, maturity date, description																				maturity date from September 30, 2021 to October 20, 2021.